Other Comprehensive Income (Loss) (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Selling, general and administrative expenses	¥ 1,167,673	¥ 1,058,536	¥ 993,009
Other, net	5,090	(19,203)	(17,664)
Net Sales	4,031,414	3,513,357	3,160,243
Income taxes	92,356	71,866	34,337
Consolidated net income	(260,084)	(230,840)	(95,943)
Net income attributable to noncontrolling interests	16,123	16,122	12,625
Net income attributable to Canon Inc.	(243,961)	(214,718)	(83,318)
Total amount reclassified, net of tax and noncontrolling interests	6,296	6,877	9,746
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Selling, general and administrative expenses	(5,883)	(759)
Income taxes	1,824	235
Consolidated net income	(4,059)	(524)
Net income attributable to Canon Inc.	(4,059)	(524)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains and losses on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	13
Income taxes	(3)
Consolidated net income	10
Net income attributable to noncontrolling interests	0
Net income attributable to Canon Inc.	10
Reclassification out of Accumulated Other Comprehensive Income | Gains and losses on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Sales	10,683	3,285	3,034
Income taxes	(2,889)	(959)	(775)
Consolidated net income	7,794	2,326	2,259
Net income attributable to noncontrolling interests	102	10	(73)
Net income attributable to Canon Inc.	7,896	2,336	2,186
Reclassification out of Accumulated Other Comprehensive Income | Pension liability adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	3,386	7,519	10,082
Income taxes	(561)	(1,625)	(2,484)
Consolidated net income	2,825	5,894	7,598
Net income attributable to noncontrolling interests	(376)	(829)	(38)
Net income attributable to Canon Inc.	¥ 2,449	¥ 5,065	¥ 7,560